UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                        OPPENHEIMER QUEST FOR VALUE FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                    Date of reporting period: APRIL 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Pharmaceuticals                                                            10.5%
--------------------------------------------------------------------------------
Insurance                                                                   8.0
--------------------------------------------------------------------------------
Communications Equipment                                                    7.4
--------------------------------------------------------------------------------
Diversified Financial Services                                              6.6
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.0
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                  4.6
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               4.4
--------------------------------------------------------------------------------
Diversified Consumer Services                                               3.9
--------------------------------------------------------------------------------
Biotechnology                                                               3.5
--------------------------------------------------------------------------------
Software                                                                    3.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Motorola, Inc.                                                              5.6%
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                5.4
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      5.0
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             5.0
--------------------------------------------------------------------------------
Countrywide Financial Corp.                                                 4.6
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                4.4
--------------------------------------------------------------------------------
Apollo Group, Inc., Cl. A                                                   3.9
--------------------------------------------------------------------------------
ConocoPhillips                                                              3.8
--------------------------------------------------------------------------------
Biogen Idec, Inc.                                                           3.5
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                            3.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                     71.6%
Bonds and Notes            25.5
Cash Equivalents            2.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                      10 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                      11 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING        EXPENSES
                                    ACCOUNT        ACCOUNT       PAID DURING
                                    VALUE          VALUE         6 MONTHS ENDED
                                    (11/1/05)      (4/30/06)     APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual                      $1,000.00      $1,079.20     $ 6.00
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00       1,019.04       5.82
--------------------------------------------------------------------------------
Class B Actual                       1,000.00       1,075.10      10.08
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00       1,015.12       9.79
--------------------------------------------------------------------------------
Class C Actual                       1,000.00       1,074.90       9.77
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00       1,015.42       9.49
--------------------------------------------------------------------------------
Class N Actual                       1,000.00       1,078.00       7.65
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00       1,017.46       7.43
--------------------------------------------------------------------------------
Class Y Actual                       1,000.00       1,080.90       4.50
--------------------------------------------------------------------------------
Class Y Hypothetical                 1,000.00       1,020.48       4.37

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A             1.16%
----------------------------
Class B             1.95
----------------------------
Class C             1.89
----------------------------
Class N             1.48
----------------------------
Class Y             0.87
--------------------------------------------------------------------------------


                      14 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--72.7%
-----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.8%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--3.9%
Apollo Group, Inc., Cl. A 1                                                              5,002,860     $   273,356,270
-----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.4%
Royal Caribbean Cruises Ltd. 2                                                           7,300,000         305,067,000
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Centex Corp.                                                                               955,000          53,098,000
-----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.4%
Family Dollar Stores, Inc.                                                               4,000,000         100,000,000
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                        1,760,814         137,079,370
                                                                                                       ----------------
                                                                                                           237,079,370

-----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Best Buy Co., Inc.                                                                       3,000,000         169,980,000
-----------------------------------------------------------------------------------------------------------------------
ENERGY--5.1%
-----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Hugoton Royalty Trust                                                                      119,200           3,295,880
-----------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.0%
ConocoPhillips                                                                           4,000,000         267,600,000
-----------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                         2,000,000          84,700,000
                                                                                                       ----------------
                                                                                                           352,300,000

-----------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.2%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.6%
Citigroup, Inc.                                                                          7,000,000         349,650,000
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     2,500,000         113,450,000
                                                                                                       ----------------
                                                                                                           463,100,000

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--8.0%
AMBAC Financial Group, Inc.                                                              2,540,000         209,194,400
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                       2,700,000         176,175,000
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                            1,862,300         171,201,239
                                                                                                       ----------------
                                                                                                           556,570,639

-----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--4.6%
Countrywide Financial Corp.                                                              8,000,000         325,280,000
-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--14.5%
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Biogen Idec, Inc. 1                                                                      5,500,000         246,675,000
-----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
UnitedHealth Group, Inc.                                                                   734,900          36,553,926


                      15 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                            SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--10.5%
Pfizer, Inc.                                                                            15,000,000     $   379,950,000
-----------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR 2                                                                 7,500,000         352,800,000
                                                                                                       ----------------
                                                                                                           732,750,000

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.9%
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
ChoicePoint, Inc. 1                                                                      2,430,000         106,992,900
-----------------------------------------------------------------------------------------------------------------------
MACHINERY--2.4%
Eaton Corp.                                                                              2,186,861         167,622,896
-----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.0%
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.4%
Cisco Systems, Inc. 1                                                                    6,000,000         125,700,000
-----------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                          18,500,000         394,975,000
                                                                                                       ----------------
                                                                                                           520,675,000

-----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                        21,000,000         220,080,000
-----------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Cadence Design Systems, Inc. 1                                                           6,000,000         113,580,000
-----------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                           4,750,000         123,927,500
                                                                                                       ----------------
                                                                                                           237,507,500

-----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
Inco Ltd.                                                                                1,418,200          80,085,754
                                                                                                       ----------------
Total Common Stocks (Cost $4,487,843,486)                                                                5,088,070,135

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--26.0%
-----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.9%
-----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
DaimlerChrysler North America Holding Corp., 6.40% Nts., 5/15/06                   $    34,100,000          34,110,742
-----------------------------------------------------------------------------------------------------------------------
MEDIA--1.4%
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                               19,560,000          19,541,770
-----------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                                     8,500,000           9,940,980
-----------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.11% Nts., 8/15/06                                             28,200,000          28,405,409
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                   40,980,000          40,968,321
                                                                                                       ----------------
                                                                                                            98,856,480


                      16 | OPPENHEIMER QUEST BALANCED FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
-----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                             $    42,080,000     $    41,167,748
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                           39,130,000          38,811,638
                                                                                                       ----------------
                                                                                                            79,979,386

-----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
General Mills, Inc., 6% Unsec. Nts., 2/15/12                                            39,280,000          39,751,321
-----------------------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                                        43,500,000          41,348,273
-----------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                                 46,350,000          46,199,409
-----------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                       42,910,000          43,203,805
                                                                                                       ----------------
                                                                                                           170,502,808

-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                                        43,230,000          41,352,564
-----------------------------------------------------------------------------------------------------------------------
ENERGY--1.6%
-----------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                          43,790,000          42,801,966
-----------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                          40,515,000          40,544,090
-----------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                                        28,750,000          28,916,693
                                                                                                       ----------------
                                                                                                           112,262,749

-----------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.3%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                             39,120,000          38,662,374
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 7.80% Nts., 8/15/07                                      39,130,000          40,310,904
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07                      47,410,000          47,602,722
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                                43,990,000          42,758,808
                                                                                                       ----------------
                                                                                                           169,334,808

-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
HSBC Finance Corp., 7% Nts., 5/15/12                                                    20,000,000          21,304,920
-----------------------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                              43,615,000          42,548,003
-----------------------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                                        40,300,000          39,802,053
-----------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10                                                     39,280,000          37,744,780
-----------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                        30,080,000          29,438,724
                                                                                                       ----------------
                                                                                                           170,838,480

-----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
American Express Credit Corp.:
3% Nts., 5/16/08                                                                        19,460,000          18,603,312
5% Nts., Series B, 12/2/10                                                              34,230,000          33,649,048


                      17 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE Continued
SLM Corp., 4.50% Nts., Series A, 7/26/10                                           $    39,250,000     $    37,648,365
                                                                                                       ----------------
                                                                                                            89,900,725

-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                   15,000,000          16,450,125
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                         26,426,000          26,361,309
6% Nts., 2/21/12                                                                        15,000,000          15,299,955
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                          29,880,000          29,883,914
-----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                               46,725,000          46,691,405
                                                                                                       ----------------
                                                                                                           134,686,708

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                                 43,940,000          42,125,981
-----------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/1/07                41,960,000          42,080,173
                                                                                                       ----------------
                                                                                                            84,206,154

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.0%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                               27,625,000          28,801,190
-----------------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                                            40,930,000          40,889,970
-----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                                           43,840,000          43,561,353
-----------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                       43,810,000          44,398,105
                                                                                                       ----------------
                                                                                                           157,650,618

-----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                  43,830,000          42,700,589
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                                          15,100,000          15,153,514
-----------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                                  8,740,000           8,942,016
                                                                                                       ----------------
                                                                                                            24,095,530

-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                                         24,450,000          23,907,577
6% Nts., 6/15/12                                                                        19,700,000          20,170,515
-----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 5.80% Nts., 8/1/06                                         38,980,000          39,017,850
                                                                                                       ----------------
                                                                                                            83,095,942

-----------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
John Deere Capital Corp., 3.875% Nts., Series D, 3/7/07                                 39,120,000          38,668,594


                      18 | OPPENHEIMER QUEST BALANCED FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Motorola, Inc., 4.608% Nts., 11/16/07                                              $    43,850,000     $    43,376,025
-----------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                                     34,225,000          32,564,574
-----------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                             44,705,000          44,031,027
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                         5,150,000           5,150,000
-----------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                   24,450,000          25,939,470
7.375% Sr. Nts., 9/1/12                                                                 15,000,000          16,141,125
                                                                                                       ----------------
                                                                                                            47,230,595

-----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                             29,370,000          29,974,963
-----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc., 3.66% Sr. Nts., Series A, 11/15/06                            43,845,000          43,445,134
-----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                                       42,760,000          42,738,192
                                                                                                       ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,838,226,286)                                    1,815,603,387

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.3%
-----------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 4.77%, 5/10/06                                           25,000,000          24,970,188
-----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.62%, 5/1/06                                                   68,062,000          68,062,000
                                                                                                       ----------------
Total Short-Term Notes (Cost $93,032,188)                                                                   93,032,188

-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $6,419,101,960)                                            6,996,705,710

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.6%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Trust Money Market Securities, Series A-2, 4.98%, 5/15/06 3                              7,000,000           7,000,000
-----------------------------------------------------------------------------------------------------------------------
Whitehawk Collateralized Debt Obligation Funding Corp., 4.98%, 6/15/06 3                10,000,000          10,000,000
                                                                                                       ----------------
                                                                                                            17,000,000

-----------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.0%
Protective Life Insurance Co., 5.25%, 7/31/06 3                                          1,000,000           1,000,000


                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
Undivided interest of 0.65% in joint repurchase agreement (Principal Amount/
Value $3,100,000,000, with a maturity value of $3,101,234,833) with Nomura
Securities, 4.78%, dated 4/28/06, to be repurchased at $20,007,967 on
5/1/06, collateralized by U.S. Agency Mortgages, 3.06%--8.68%,
12/1/08--3/1/44, with a value of $3,162,000,000 3                                  $    20,000,000     $    20,000,000
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 7.36% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity value of $1,000,407,917) with Bank of
America NA, 4.895%, dated 4/28/06, to be repurchased at $73,657,834 on
5/1/06, collateralized by U.S. Agency Mortgages, 5%, 3/1/36, with a value
of $1,020,000,001 3                                                                     73,627,800          73,627,800
                                                                                                       ----------------
                                                                                                            93,627,800
                                                                                                       ----------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $111,627,800)                                                                                        111,627,800

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,530,729,760)                                            101.6%      7,108,333,510
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (1.6)       (111,113,227)
                                                                                   ------------------------------------
NET ASSETS                                                                                   100.0%    $ 6,997,220,283
                                                                                   ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of accompanying Notes.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $110,513,109)
(cost $6,530,729,760)--see accompanying statement of investments                                       $ 7,108,333,510
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         1,302,497
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                           105,628,610
Interest and dividends                                                                                      32,984,611
Shares of beneficial interest sold                                                                           1,646,277
Other                                                                                                          128,335
                                                                                                       ----------------
Total assets                                                                                             7,250,023,840

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                 111,627,800
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                      119,201,175
Shares of beneficial interest redeemed                                                                      17,588,121
Distribution and service plan fees                                                                           1,372,599
Transfer and shareholder servicing agent fees                                                                1,232,301
Shareholder communications                                                                                     874,760
Trustees' compensation                                                                                         820,324
Other                                                                                                           86,477
                                                                                                       ----------------
Total liabilities                                                                                          252,803,557

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 6,997,220,283
                                                                                                       ================

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $     3,825,578
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               6,344,713,531
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           10,324,398
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                60,753,026
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                 577,603,750
                                                                                                       ----------------
NET ASSETS                                                                                             $ 6,997,220,283
                                                                                                       ================


                      21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,285,507,553 and
178,008,162 shares of beneficial interest outstanding)                                                 $         18.46
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $         19.59
-----------------------------------------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,056,324,402 and 113,566,047 shares
of beneficial interest outstanding)                                                                    $         18.11
-----------------------------------------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,148,572,359 and 63,378,827 shares
of beneficial interest outstanding)                                                                    $         18.12
-----------------------------------------------------------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $219,899,026 and 12,058,227 shares
of beneficial interest outstanding)                                                                    $         18.24
-----------------------------------------------------------------------------------------------------------------------

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $286,916,943 and 15,546,487 shares of beneficial interest outstanding)                       $         18.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                               $    38,682,464
-----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $71,591)                                                     36,314,293
-----------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                          83,536
                                                                                                       ----------------
Total investment income                                                                                     75,080,293

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                             24,477,797
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                      4,111,043
Class B                                                                                                     10,641,111
Class C                                                                                                      5,904,911
Class N                                                                                                        549,625
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                      3,237,320
Class B                                                                                                      2,326,728
Class C                                                                                                        984,720
Class N                                                                                                        294,542
Class Y                                                                                                        242,771
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                        390,713
Class B                                                                                                        396,950
Class C                                                                                                        159,331
Class N                                                                                                         11,908
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         197,253
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                     60,744
-----------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                        750
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          169,948
                                                                                                       ----------------
Total expenses                                                                                              54,158,165
Less reduction to custodian expenses                                                                           (20,477)
                                                                                                       ----------------
Net expenses                                                                                                54,137,688

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                       20,942,605

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                            64,997,510
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                       449,590,496

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   535,530,611
                                                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS                YEAR
                                                                                             ENDED               ENDED
                                                                                    APRIL 30, 2006         OCTOBER 31,
                                                                                        (UNAUDITED)               2005
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    20,942,605     $    17,470,480
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       64,997,510         455,092,227
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  449,590,496        (246,170,891)
                                                                                   ------------------------------------
Net increase in net assets resulting from operations                                   535,530,611         226,391,816

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (19,733,719)                 --
Class B                                                                                 (4,051,466)                 --
Class C                                                                                 (2,774,539)                 --
Class N                                                                                   (991,337)                 --
Class Y                                                                                 (2,080,337)                 --
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (112,335,407)                 --
Class B                                                                                (74,131,181)                 --
Class C                                                                                (40,907,899)                 --
Class N                                                                                 (7,470,626)                 --
Class Y                                                                                 (9,186,316)                 --

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                               (113,906,880)        116,753,759
Class B                                                                               (227,795,353)       (416,333,424)
Class C                                                                                (85,708,706)        (49,767,516)
Class N                                                                                 (4,975,597)          2,797,923
Class Y                                                                                  6,221,339          23,891,848

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total decrease                                                                        (164,297,413)        (96,265,594)
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  7,161,517,696       7,257,783,290
                                                                                   ------------------------------------
End of period (including accumulated net investment income
of $10,324,398 and $19,013,191, respectively)                                      $ 6,997,220,283     $ 7,161,517,696
                                                                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2006                                                                    OCT. 31,
CLASS A                                   (UNAUDITED)          2005          2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.79    $    17.19    $    15.69      $    12.02      $    16.09      $    16.66
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .08 1         .11 1         .07             .16             .17             .46
Net realized and unrealized gain (loss)          1.31           .49          1.46            3.64           (3.53)           (.20)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.39           .60          1.53            3.80           (3.36)            .26
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.11)           --          (.03)           (.13)           (.27)           (.53)
Distributions from net realized gain             (.61)           --            --              --            (.44)           (.30)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.72)           --          (.03)           (.13)           (.71)           (.83)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    18.46    $    17.79    $    17.19      $    15.69      $    12.02      $    16.09
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               7.92%         3.49%         9.79%          31.87%         (21.88)%          1.64%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $3,285,508    $3,277,261    $3,054,761      $2,287,707      $1,667,143      $1,763,404
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $3,351,947    $3,285,181    $2,759,594      $1,902,499      $1,960,568      $1,353,860
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.94%         0.61%         0.38%           1.60%           1.20%           2.61%
Total expenses                                   1.16% 4       1.17% 4       1.21% 4,5       1.38% 4,5       1.51% 4,5       1.47% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%           89%          106%             92%            108%             88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2006                                                                    OCT. 31,
CLASS B                                   (UNAUDITED)          2005          2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.46    $    17.01    $    15.61      $    11.98      $    16.00      $    16.52
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .01 1        (.03) 1       (.07)            .06             .07             .35
Net realized and unrealized gain (loss)          1.28           .48          1.47            3.63           (3.52)           (.19)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.29           .45          1.40            3.69           (3.45)            .16
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.03)           --            --            (.06)           (.13)           (.38)
Distributions from net realized gain             (.61)           --            --              --            (.44)           (.30)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.64)           --            --            (.06)           (.57)           (.68)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    18.11    $    17.46    $    17.01      $    15.61      $    11.98      $    16.00
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               7.51%         2.65%         8.97%          30.89%         (22.38)%          1.03%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $2,056,324    $2,205,679    $2,549,069      $2,306,366      $1,759,167      $1,836,130
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $2,146,111    $2,470,464    $2,495,872      $1,985,215      $2,068,300      $1,307,367
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.15%        (0.17)%       (0.40)%          0.84%           0.56%           2.00%
Total expenses                                   1.95% 4       1.96% 4       2.00% 4,5       2.15% 4,5       2.15% 4,5       2.07% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%           89%          106%             92%            108%             88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER QUEST BALANCED FUND

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2006                                                                    OCT. 31,
CLASS C                                   (UNAUDITED)          2005          2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.48    $    17.02    $    15.60      $    11.97      $    16.00      $    16.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .02 1        (.02) 1       (.06)            .07             .07             .34
Net realized and unrealized gain (loss)          1.27           .48          1.48            3.62           (3.52)           (.18)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.29           .46          1.42            3.69           (3.45)            .16
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.04)           --            --            (.06)           (.14)           (.37)
Distributions from net realized gain             (.61)           --            --              --            (.44)           (.30)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.65)           --            --            (.06)           (.58)           (.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    18.12    $    17.48    $    17.02      $    15.60      $    11.97      $    16.00
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               7.49%         2.70%         9.10%          30.99%         (22.40)%          1.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $1,148,572    $1,191,400    $1,207,729      $  982,288      $  763,338      $  751,229
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $1,191,152    $1,248,447    $1,129,522      $  835,198      $  903,426      $  502,037
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     0.21%        (0.11)%       (0.34)%          0.92%           0.58%           2.00%
Total expenses                                   1.89% 4       1.89% 4       1.94% 4,5       2.08% 4,5       2.13% 4,5       2.07% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%           89%          106%             92%            108%             88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2006                                                                    OCT. 31,
CLASS N                                   (UNAUDITED)          2005          2004            2003            2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.58    $    17.05    $    15.58      $    11.94      $    16.05      $    16.84
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .06 2         .05 2         .03             .11             .20             .22
Net realized and unrealized gain (loss)          1.29           .48          1.45            3.63           (3.56)           (.83)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.35           .53          1.48            3.74           (3.36)           (.61)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.08)           --          (.01)           (.10)           (.31)           (.18)
Distributions from net realized gain             (.61)           --            --              --            (.44)             --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.69)           --          (.01)           (.10)           (.75)           (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    18.24    $    17.58    $    17.05      $    15.58      $    11.94      $    16.05
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               7.80%         3.11%         9.47%          31.50%         (21.99)%         (3.71)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  219,899    $  216,843    $  207,450      $  142,866      $   85,744      $   19,649
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  221,823    $  219,040    $  180,201      $  112,416      $   70,477      $    4,977
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            0.63%         0.30%         0.04%           1.23%           1.07%           2.75%
Total expenses                                   1.48%         1.49%         1.55%           1.74%           1.67%           1.58%
Expenses after payments and waivers and
reduction to custodian expenses                  1.48%         1.49%         1.55%           1.70%           1.67%           1.58%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%           89%          106%             92%            108%             88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER QUEST BALANCED FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                       ENDED
                                       APRIL 30, 2006                                                                    OCT. 31,
CLASS Y                                   (UNAUDITED)          2005          2004            2003            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    17.79    $    17.14    $    15.62      $    11.96      $    16.05      $    16.67
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .11 1         .17 1         .12             .20             .25             .74
Net realized and unrealized gain (loss)          1.31           .48          1.46            3.64           (3.52)           (.40)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.42           .65          1.58            3.84           (3.27)            .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.14)           --          (.06)           (.18)           (.38)           (.66)
Distributions from net realized gain             (.61)           --            --              --            (.44)           (.30)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.75)           --          (.06)           (.18)           (.82)           (.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    18.46    $    17.79    $    17.14      $    15.62      $    11.96      $    16.05
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               8.09%         3.79%        10.17%          32.40%         (21.48)%          2.14%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  286,917    $  270,335    $  238,775      $  182,409      $  118,068      $  134,654
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  280,634    $  253,220    $  216,973      $  145,793      $  137,322      $   77,394
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.23%         0.93%         0.70%           1.89%           1.75%           2.97%
Total expenses                                   0.87% 4       0.85% 4       0.90% 4         1.05% 4         0.96% 4,5       1.00% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            23%           89%          106%             92%            108%             88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreemment with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                      30 | OPPENHEIMER QUEST BALANCED FUND
on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                      31 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended October 31, 2005, the Fund utilized $181,820,457 of capital loss carryforward to offset realized capital gains in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were increased by $152,141 and payments of $25,409 were made to retired trustees, resulting in an accumulated liability of $842,181 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                      32 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $4,105 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED APRIL 30, 2006      YEAR ENDED OCTOBER 31, 2005
                                          SHARES          AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                  19,450,745   $ 352,543,032       52,209,952   $ 933,780,734
Dividends and/or
distributions reinvested               6,636,832     119,107,972               --              --
Redeemed                             (32,318,065)   (585,557,884)     (45,627,925)   (817,026,975)
                                     -------------------------------------------------------------
Net increase (decrease)               (6,230,488)  $(113,906,880)       6,582,027   $ 116,753,759
                                     =============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                   5,420,283   $  96,407,697       14,527,626   $ 255,243,732
Dividends and/or
distributions reinvested               3,658,416      64,530,034               --              --
Redeemed                             (21,845,278)   (388,733,084)     (38,046,508)   (671,577,156)
                                     -------------------------------------------------------------
Net decrease                         (12,766,579)  $(227,795,353)     (23,518,882)  $(416,333,424)
                                     =============================================================


                      33 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                 SIX MONTHS ENDED APRIL 30, 2006      YEAR ENDED OCTOBER 31, 2005
                                          SHARES          AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                                   3,997,538   $  71,176,804       11,673,588   $ 205,356,257
Dividends and/or
distributions reinvested               2,018,414      35,622,259               --              --
Redeemed                             (10,809,918)   (192,507,769)     (14,475,489)   (255,123,773)
                                     -------------------------------------------------------------
Net decrease                          (4,793,966)  $ (85,708,706)      (2,801,901)  $ (49,767,516)
                                     =============================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                                   1,697,661   $  30,352,409        4,902,473   $  86,592,098
Dividends and/or
distributions reinvested                 457,314       8,115,973               --              --
Redeemed                              (2,428,144)    (43,443,979)      (4,736,733)    (83,794,175)
                                     -------------------------------------------------------------
Net increase (decrease)                 (273,169)  $  (4,975,597)         165,740   $   2,797,923
                                     =============================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   2,476,754   $  44,815,578        6,145,175   $ 110,749,121
Dividends and/or
distributions reinvested                 527,619       9,463,188               --              --
Redeemed                              (2,654,814)    (48,057,427)      (4,878,597)    (86,857,273)
                                     -------------------------------------------------------------
Net increase                             349,559   $   6,221,339        1,266,578   $  23,891,848
                                     =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                                 PURCHASES            SALES
            ---------------------------------------------------------------
            Investment securities           $1,616,628,083   $2,286,547,996
            U.S. government and
            government agency obligations               --       14,191,086

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE NOV. 1, 2005 TO APRIL 3, 2006
            -------------------------------------------
            Up to $1.0 billion of net assets      0.80%
            Next $2.0 billion of net assets       0.76
            Next $1.0 billion of net assets       0.71
            Next $1.0 billion of net assets       0.66
            Next $1.0 billion of net assets       0.60
            Next $1.0 billion of net assets       0.55
            Over $7.0 billion of net assets       0.50

            FEE SCHEDULE EFFECTIVE APRIL 4, 2006
            -------------------------------------------
            Up to $1.0 billion of net assets      0.80%
            Next $2.0 billion of net assets       0.76
            Next $1.0 billion of net assets       0.71
            Next $1.0 billion of net assets       0.66
            Next $1.0 billion of net assets       0.60
            Next $1.0 billion of net assets       0.55
            Next $2.0 billion of net assets       0.50
            Over $9.0 billion of net assets       0.48


                      34 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount. For the six months ended April 30, 2006, the Manager paid $7,406,115 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2006, the Fund paid $7,170,981 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the


                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $45,703,077, $23,798,724 and $4,894,830, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                  CLASS A           CLASS B          CLASS C           CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2006               $1,089,828           $15,127        $2,279,991          $51,027           $44,851

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2006, the Fund had on loan securities valued at $110,513,109. Collateral of $111,627,800 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                      36 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                      37 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      38 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Oppenheimer Capital LLC (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Adviser, including an analysis of the cost of providing services by the Manager and its affiliates, (v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund by the Manager, the Sub-Adviser and their affiliates and information regarding the personnel that provide such services. The Manager's duties include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment. The Sub-Adviser provides the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments, and securities trading services.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of


                      39 | OPPENHEIMER QUEST BALANCED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided by the Sub-Adviser, the Board considered the experience of Colin Glinsman and the Sub-Adviser's large cap investment team and analysts. Mr. Glinsman is employed by the Sub-Adviser and has had over 26 years of experience managing equity and fixed income investments. The Board members also considered their experiences with the Manager through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreements as a result of the Manager's and Sub-Adviser's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE FUND. During the year, the Manager provided information on the investment performance of the Fund at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group average. However its one-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than its peer group median and average. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                      40 | OPPENHEIMER QUEST BALANCED FUND
relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER AND SUB-ADVISER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the Sub-Adviser, the costs associated with the other personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager and the Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager and the Sub-Adviser, the Board considered information regarding the direct and indirect benefits the Manager and the Sub-Adviser receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager and Sub-Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager and the Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager and the Sub-Adviser are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                      41 | OPPENHEIMER QUEST BALANCED FUND



OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   10.1%
--------------------------------------------------------------------------------
Media                                                                       9.0
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.0
--------------------------------------------------------------------------------
Insurance                                                                   4.4
--------------------------------------------------------------------------------
Pharmaceuticals                                                             4.3
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.6
--------------------------------------------------------------------------------
Biotechnology                                                               3.5
--------------------------------------------------------------------------------
Tobacco                                                                     3.2
--------------------------------------------------------------------------------
Commercial Banks                                                            2.5
--------------------------------------------------------------------------------
Capital Markets                                                             2.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         4.2%
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  3.6
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          3.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.6
--------------------------------------------------------------------------------
UBS AG                                                                      2.4
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.4
--------------------------------------------------------------------------------
BP plc, ADR                                                                 2.3
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      2.3
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              2.2
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              2.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                             70.4%
Cash Equivalents                   29.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                  10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                   BEGINNING      ENDING        EXPENSES
                                   ACCOUNT        ACCOUNT       PAID DURING
                                   VALUE          VALUE         6 MONTHS ENDED
                                   (11/1/05)      (4/30/06)     APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual                     $1,000.00      $1,035.50     $ 7.19
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00       1,017.75       7.13
--------------------------------------------------------------------------------
Class B Actual                      1,000.00       1,031.40      11.19
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00       1,013.84      11.10
--------------------------------------------------------------------------------
Class C Actual                      1,000.00       1,031.80      10.99
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00       1,014.03      10.89
--------------------------------------------------------------------------------
Class N Actual                      1,000.00       1,033.70       8.86
--------------------------------------------------------------------------------
Class N Hypothetical                1,000.00       1,016.12       8.79
--------------------------------------------------------------------------------
Class Y Actual                      1,000.00       1,036.30       6.13
--------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00       1,018.79       6.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A              1.42%
------------------------------
Class B              2.21
------------------------------
Class C              2.17
------------------------------
Class N              1.75
------------------------------
Class Y              1.21
--------------------------------------------------------------------------------


                  14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--72.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Marriott International,
Inc., Cl. A                                          164,900    $    12,049,243
--------------------------------------------------------------------------------
MEDIA--9.0%
Liberty Global, Inc.,
Series A 1                                         1,744,552         36,129,672
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                         1,744,552         34,838,703
--------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A 1                                            7,010,200         58,535,170
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                402,900         16,047,507
                                                                ----------------
                                                                    145,551,052

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
--------------------------------------------------------------------------------
BEVERAGES--1.3%
Constellation Brands,
Inc., Cl. A 1                                        422,800         10,443,160
--------------------------------------------------------------------------------
Diageo plc, Sponsored
ADR                                                  163,600         10,838,500
                                                                ----------------
                                                                     21,281,660

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wal-Mart Stores, Inc.                                327,300         14,738,319
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
ConAgra Foods, Inc.                                  259,400          5,883,192
--------------------------------------------------------------------------------
Nestle SA                                             64,931         19,803,379
                                                                ----------------
                                                                     25,686,571

--------------------------------------------------------------------------------
TOBACCO--3.2%
Altria Group, Inc.                                   714,000         52,236,240
--------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                      130,300         10,182,945
--------------------------------------------------------------------------------
OIL & GAS--3.6%
BP plc, ADR                                          513,800         37,877,336
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                   56,500          4,973,130
--------------------------------------------------------------------------------
Petroleo Brasileiro SA,
ADR 2                                                153,300         15,150,639
                                                                ----------------
                                                                     58,001,105

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--15.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
UBS AG                                               329,056    $    39,002,767
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Wachovia Corp.                                       189,700         11,353,545
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    425,700         29,241,333
                                                                ----------------
                                                                     40,594,878

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
Bank of America
Corp.                                                325,900         16,268,928
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.
(The)                                                 52,600          7,496,026
--------------------------------------------------------------------------------
Capital One Financial
Corp.                                                239,400         20,741,616
--------------------------------------------------------------------------------
Citigroup, Inc.                                      216,133         10,795,843
--------------------------------------------------------------------------------
Groupe Bruxelles
Lambert SA                                           200,000         22,683,690
                                                                ----------------
                                                                     77,986,103

--------------------------------------------------------------------------------
INSURANCE--4.4%
American International
Group, Inc.                                          109,600          7,151,400
--------------------------------------------------------------------------------
Everest Re Group
Ltd.                                                 120,300         10,947,300
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                      563,000         23,634,740
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                          625,100         20,753,320
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                        337,300          9,299,361
                                                                ----------------
                                                                     71,786,121

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial
Corp.                                                330,800         13,450,328
--------------------------------------------------------------------------------
Freddie Mac                                          127,500          7,785,150
                                                                ----------------
                                                                     21,235,478

--------------------------------------------------------------------------------
HEALTH CARE--9.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Amgen, Inc. 1                                        297,200         20,120,440


                  15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Human Genome
Sciences, Inc. 1                                     483,600    $     5,517,876
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                261,600          5,027,952
--------------------------------------------------------------------------------
MedImmune, Inc. 1,3                                  476,000         14,979,720
--------------------------------------------------------------------------------
Myogen, Inc. 1                                       158,200          5,230,092
--------------------------------------------------------------------------------
Vanda Pharmaceuticals,
Inc. 1                                               529,500          5,824,500
                                                                ----------------
                                                                     56,700,580

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Cooper Cos., Inc.
(The)                                                 95,700          5,246,274
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
WellPoint, Inc. 1                                    216,000         15,336,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.3%
MGI Pharma, Inc. 1                                   308,000          5,753,440
--------------------------------------------------------------------------------
Pfizer, Inc.                                       1,069,300         27,085,369
--------------------------------------------------------------------------------
Sanofi-Aventis SA,
ADR                                                  797,900         37,533,216
                                                                ----------------
                                                                     70,372,025

--------------------------------------------------------------------------------
INDUSTRIALS--7.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.0%
Empresa Brasileira
de Aeronautica SA,
ADR 2                                                180,500          7,008,815
--------------------------------------------------------------------------------
Honeywell International,
Inc.                                                 603,400         25,644,500
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                            1,610,500         25,204,325
--------------------------------------------------------------------------------
United Technologies
Corp.                                                372,600         23,403,006
                                                                ----------------
                                                                     81,260,646

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.4%
Cendant Corp.                                      2,236,200         38,976,966
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Gamesa Corporacion
Tecnologica SA                                       400,000          8,694,994
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 1                              1,260,400         26,405,380

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Juniper Networks,
Inc. 1                                               577,500    $    10,672,200
                                                                ----------------
                                                                     37,077,580

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Hutchinson
Technology, Inc. 1                                   334,500          7,951,065
--------------------------------------------------------------------------------
International Business
Machines Corp.                                       142,800         11,758,152
--------------------------------------------------------------------------------
Palm, Inc. 1                                         284,400          6,427,440
                                                                ----------------
                                                                     26,136,657

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ATI Technologies,
Inc. 1                                               513,100          7,963,312
--------------------------------------------------------------------------------
SOFTWARE--10.1%
Compuware Corp. 1                                  2,036,600         15,641,088
--------------------------------------------------------------------------------
Microsoft Corp.                                    1,764,300         42,607,845
--------------------------------------------------------------------------------
Novell, Inc. 1                                     2,036,300         16,738,386
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     982,300         21,443,609
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,2,4                               3,996,250         68,136,063
                                                                ----------------
                                                                    164,566,991

--------------------------------------------------------------------------------
MATERIALS--1.2%
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Companhia Vale do
Rio Doce, Sponsored
ADR 2                                                432,700         19,246,496
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
IDT Corp., Cl. B 1                                 1,553,700         17,246,070
--------------------------------------------------------------------------------
UTILITIES--2.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.3%
AES Corp. (The) 1                                  1,479,000         25,098,630
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                             1,106,800         12,562,181
                                                                ----------------
                                                                     37,660,811
                                                                ----------------
Total Common Stocks
(Cost $1,107,316,952)                                             1,176,817,884


                  16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--27.6% 5
--------------------------------------------------------------------------------
Undivided interest of 23.97% in joint
repurchase agreement (Principal
Amount/Value $912,364,000,
with a maturity value of
$912,721,343) with UBS
Warburg LLC, 4.70%, dated
4/28/06, to be repurchased
at $218,750,644 on 5/1/06,
collateralized by Federal
National Mortgage Assn.,
5%, 3/1/34, with a value
of $933,734,744
(Cost $218,665,000)                           $  218,665,000    $   218,665,000
--------------------------------------------------------------------------------
Undivided interest of 91.39% in joint
repurchase agreement (Principal Amount/Value
$251,900,000, with a maturity value
of $251,998,031) with Cantor
Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.67%, dated 4/28/06,
to be repurchased at $230,300,590
on 5/1/06, collateralized by U.S.
Treasury Bonds, 8.125%, 8/15/19,
with a value of $257,232,000
(Cost $230,211,000)                              230,211,000        230,211,000
                                                                ----------------
Total Joint Repurchase Agreements
(Cost $448,876,000)                                                 448,876,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from Securities
Loaned) (Cost $1,556,192,952)                                   $ 1,625,693,884

                                                   PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--2.9%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
Undivided interest of 4.65% in
joint repurchase agreement
(Principal Amount/Value
$1,000,000,000, with a maturity
value of $1,000,407,917) with Bank
of America NA, 4.895%, dated
4/28/06, to be repurchased at
$46,506,839 on 5/1/06,
collateralized by U.S. Agency
Mortgages, 5%, 3/1/36, with a value
of $1,020,000,001 6
(Cost $46,487,876)                            $   46,487,876         46,487,876

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,602,680,828)                                  102.8%     1,672,181,760
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (2.8)       (45,345,975)
                                              ----------------------------------
NET ASSETS                                             100.0%   $ 1,626,835,785
                                              ==================================


                  17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                    CONTRACTS   EXPIRATION   EXERCISE    PREMIUM         VALUE
                                              SUBJECT TO CALL         DATE      PRICE   RECEIVED    SEE NOTE 5
--------------------------------------------------------------------------------------------------------------
MedImmune, Inc.                                         1,587      6/19/06     $40.00   $149,269       $15,870

4. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES        GROSS        GROSS           SHARES         VALUE    DIVIDEND
                         OCTOBER 31, 2005    ADDITIONS   REDUCTIONS   APRIL 30, 2006    SEE NOTE 1      INCOME
--------------------------------------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc.                  3,996,250           --           --        3,996,250   $68,136,063         $--

5. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

                                                                        SHARES            VALUE
                                                                    SOLD SHORT       SEE NOTE 1
------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(8.0)% 1
------------------------------------------------------------------------------------------------
Alcon, Inc.                                                            (37,660)   $  (3,830,399)
------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                  (95,100)      (6,300,375)
------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 2                                               (113,100)      (6,424,080)
------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index Tracking Stock                        (903,600)     (82,368,562)
------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                          (316,500)     (12,027,000)
------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                            (463,500)     (10,039,410)
------------------------------------------------------------------------------------------------
Imerys SA                                                              (25,000)      (2,147,886)
------------------------------------------------------------------------------------------------
Lafarge SA                                                             (16,600)      (2,041,911)
------------------------------------------------------------------------------------------------
Suez SA                                                               (135,600)      (5,335,793)
                                                                                  --------------
TOTAL COMMON STOCK SECURITIES SOLD SHORT (PROCEEDS $129,239,474)                  $(130,515,416)
                                                                                  ==============

1. Collateral on short sales was segregated by the Fund in the amount of $309,199,888, which represented 236.91% of the market value of securities sold short. See Note 1 of accompanying Notes.

2. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including cost and market value of $448,876,000 in repurchase agreements) (including securities loaned of approximately
$46,075,024)--see accompanying statement of investments:
Unaffiliated companies (cost $1,510,169,750)                                    $ 1,604,045,697
Affiliated companies (cost $92,511,078)                                              68,136,063
                                                                                ----------------
                                                                                  1,672,181,760
------------------------------------------------------------------------------------------------
Cash                                                                                  1,061,754
------------------------------------------------------------------------------------------------
Deposits with broker for securities sold short                                      129,239,474
------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                             3,224,256
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     13,572,954
Interest and dividends                                                                1,164,119
Other                                                                                    74,722
                                                                                ----------------
Total assets                                                                      1,820,519,039

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $129,239,474)--
see accompanying statement of investments                                           130,515,416
------------------------------------------------------------------------------------------------
Options written, at value (premiums received $149,269)--
see accompanying statement of investments                                                15,870
------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                           46,487,876
------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                             2,827,853
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 8,395,531
Shares of beneficial interest redeemed                                                4,136,467
Shareholder communications                                                              363,995
Distribution and service plan fees                                                      327,422
Transfer and shareholder servicing agent fees                                           320,226
Trustees' compensation                                                                  255,875
Other                                                                                    36,723
                                                                                ----------------
Total liabilities                                                                   193,683,254

------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $ 1,626,835,785
                                                                                ================

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                      $       562,034
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                        1,529,665,503
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                     4,673,534
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       23,168,116
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                    68,766,598
                                                                                ----------------
NET ASSETS                                                                      $ 1,626,835,785
                                                                                ================


                  19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,244,316,802 and 42,649,122 shares of beneficial interest outstanding)              $29.18
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                              $30.96
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $178,866,831 and 6,358,256 shares of beneficial interest outstanding)                 $28.13
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $154,067,330 and 5,487,363 shares of beneficial interest outstanding)                 $28.08
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $24,801,410 and 862,079 shares of beneficial interest outstanding)                    $28.77
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $24,783,412 and 846,592 shares of beneficial interest outstanding)         $29.27

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Interest                                                                        $    12,600,921
------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $305,774)                              8,793,613
------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                  667,525
                                                                                ----------------
Total investment income                                                              22,062,059

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                       7,040,291
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               1,607,241
Class B                                                                                 962,329
Class C                                                                                 816,528
Class N                                                                                  63,985
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                               1,433,454
Class B                                                                                 197,731
Class C                                                                                 175,598
Class N                                                                                  40,339
Class Y                                                                                  37,795
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 230,528
Class B                                                                                  77,620
Class C                                                                                  30,176
Class N                                                                                   2,360
------------------------------------------------------------------------------------------------
Dividends on short sales                                                                810,137
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               9,028
------------------------------------------------------------------------------------------------
Administration service fees                                                                 750
------------------------------------------------------------------------------------------------
Other                                                                                    29,633
                                                                                ----------------
Total expenses                                                                       13,565,523

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 8,496,536


                  21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                     $    26,284,469
Closing and expiration of option contracts written                                        8,793
Foreign currency transactions                                                            (9,894)
Short positions                                                                       1,276,626
Swap contracts                                                                            3,160
                                                                                ----------------
Net realized gain                                                                    27,563,154
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                          20,541,126
Translation of assets and liabilities denominated in foreign currencies               2,816,913
Option contracts                                                                        133,399
Short positions                                                                      (1,029,813)
Swap contracts                                                                          396,403
                                                                                ----------------
Net change in unrealized appreciation                                                22,858,028

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    58,917,718
                                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS               YEAR
                                                                 ENDED              ENDED
                                                        APRIL 30, 2006        OCTOBER 31,
                                                           (UNAUDITED)               2005
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                  $     8,496,536    $     6,952,511
------------------------------------------------------------------------------------------
Net realized gain                                           27,563,154        261,305,597
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       22,858,028       (119,390,292)
                                                       -----------------------------------
Net increase in net assets resulting from operations        58,917,718        148,867,816

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (10,046,622)        (1,598,737)
Class B                                                             --                 --
Class C                                                             --                 --
Class N                                                       (100,954)                --
Class Y                                                       (250,160)           (86,357)
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                   (175,983,560)       (99,583,789)
Class B                                                    (27,064,680)       (18,611,376)
Class C                                                    (22,974,645)       (13,238,663)
Class N                                                     (3,378,288)        (1,849,874)
Class Y                                                     (3,563,267)        (2,105,804)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                      5,970,116        (92,065,432)
Class B                                                    (10,970,105)       (67,412,741)
Class C                                                     (2,842,775)       (15,626,986)
Class N                                                      1,888,118           (967,139)
Class Y                                                       (469,701)        (2,922,726)

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total decrease                                            (190,868,805)      (167,201,808)
------------------------------------------------------------------------------------------
Beginning of period                                      1,817,704,590      1,984,906,398
                                                       -----------------------------------
End of period (including accumulated net investment
income of $4,673,534 and $6,574,734, respectively)     $ 1,626,835,785    $ 1,817,704,590
                                                       ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        APRIL 30, 2006                                                                   OCT. 31,
CLASS A                                    (UNAUDITED)           2005           2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     32.58    $     32.41    $     30.00    $     26.41    $     31.30    $     36.04
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .17 1          .17 1          .07 1          .14            .24            .33
Net realized and unrealized gain (loss)            .89           2.27           2.41           3.71          (4.74)         (1.19)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  1.06           2.44           2.48           3.85          (4.50)          (.86)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income              (.24)          (.04)          (.07)          (.26)          (.39)          (.58)
Distributions from net realized gain             (4.22)         (2.23)            --             --             --          (3.30)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (4.46)         (2.27)          (.07)          (.26)          (.39)         (3.88)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     29.18    $     32.58    $     32.41    $     30.00    $     26.41    $     31.30
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.55%          7.79%          8.30%         14.70%        (14.60)%        (2.79)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $ 1,244,317    $ 1,378,475    $ 1,459,053    $ 1,429,157    $ 1,181,014    $ 1,285,953
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 1,313,587    $ 1,465,797    $ 1,497,594    $ 1,292,117    $ 1,300,422    $ 1,348,895
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.15%          0.53%          0.23%          0.53%          0.82%          1.01%
Total expenses                                    1.42%          1.33%          1.32%          1.44%          1.52%          1.51%
Expenses after payments and waivers and
reduction to custodian expenses                   1.42%          1.28%          1.32%          1.44%          1.52%          1.51%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             13%           100%            64%            63%            73%            42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        APRIL 30, 2006                                                                   OCT. 31,
CLASS B                                    (UNAUDITED)           2005           2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     31.44    $     31.55    $     29.36    $     25.79    $     30.56    $     35.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .05 1         (.08) 1        (.17) 1        (.11)           .03            .15
Net realized and unrealized gain (loss)            .86           2.20           2.36           3.68          (4.63)         (1.20)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .91           2.12           2.19           3.57          (4.60)         (1.05)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                --             --             --             --           (.17)          (.34)
Distributions from net realized gain             (4.22)         (2.23)            --             --             --          (3.30)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (4.22)         (2.23)            --             --           (.17)         (3.64)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     28.13    $     31.44    $     31.55    $     29.36    $     25.79    $     30.56
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.14%          6.94%          7.46%         13.84%        (15.16)%        (3.40)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   178,867    $   210,856    $   278,215    $   424,121    $   693,380    $ 1,157,671
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   194,176    $   247,951    $   342,847    $   527,653    $   981,593    $ 1,326,222
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      0.37%         (0.27)%        (0.54)%        (0.19)%         0.17%          0.42%
Total expenses                                    2.21%          2.12%          2.11%          2.20%          2.17%          2.11%
Expenses after payments and waivers and
reduction to custodian expenses                   2.21%          2.07%          2.11%          2.20%          2.17%          2.11%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             13%           100%            64%            63%            73%            42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        APRIL 30, 2006                                                                   OCT. 31,
CLASS C                                    (UNAUDITED)           2005           2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     31.38    $     31.48    $     29.29    $     25.77    $     30.55    $     35.24
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .06 1         (.07) 1        (.16) 1        (.06)           .05            .14
Net realized and unrealized gain (loss)            .86           2.20           2.35           3.63          (4.65)         (1.18)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .92           2.13           2.19           3.57          (4.60)         (1.04)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                --             --             --           (.05)          (.18)          (.35)
Distributions from net realized gain             (4.22)         (2.23)            --             --             --          (3.30)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (4.22)         (2.23)            --           (.05)          (.18)         (3.65)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     28.08    $     31.38    $     31.48    $     29.29    $     25.77    $     30.55
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.18%          6.99%          7.48%         13.88%        (15.16)%        (3.37)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   154,067    $   174,735    $   190,426    $   205,336    $   203,490    $   257,556
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   164,760    $   187,520    $   203,073    $   198,226    $   245,055    $   280,327
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      0.40%         (0.22)%        (0.51)%        (0.19)%         0.18%          0.41%
Total expenses                                    2.17%          2.08%          2.06%          2.17%          2.16%          2.11%
Expenses after payments and waivers and
reduction to custodian expenses                   2.17%          2.02%          2.06%          2.17%          2.16%          2.11%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             13%           100%            64%            63%            73%            42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        APRIL 30, 2006                                                                   OCT. 31,
CLASS N                                    (UNAUDITED)           2005           2004           2003           2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     32.12    $     32.06    $     29.72    $     26.21    $     31.26    $     33.48
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .12 2          .05 2         (.05) 2         .09            .49            .03
Net realized and unrealized gain (loss)            .88           2.24           2.39           3.65          (5.02)         (2.25)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  1.00           2.29           2.34           3.74          (4.53)         (2.22)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.13)            --             -- 3         (.23)          (.52)            --
Distributions from net realized gain             (4.22)         (2.23)            --             --             --             --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (4.35)         (2.23)            --           (.23)          (.52)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     28.77    $     32.12    $     32.06    $     29.72    $     26.21    $     31.26
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                3.37%          7.39%          7.89%         14.39%        (14.78)%        (6.63)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    24,801    $    25,539    $    26,382    $    19,538    $    14,843    $     2,292
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    25,860    $    27,162    $    23,702    $    17,677    $    10,295    $       646
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                      0.82%          0.17%         (0.15)%         0.23%          0.55%          0.47%
Total expenses                                    1.75%          1.69%          1.73%          2.14%          1.76%          1.63%
Expenses after payments and waivers and
reduction to custodian expenses                   1.75%          1.64%          1.69%          1.73%          1.76%          1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             13%           100%            64%            63%            73%            42%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                        APRIL 30, 2006                                                                   OCT. 31,
CLASS Y                                    (UNAUDITED)           2005           2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     32.70    $     32.52    $     30.11    $     26.53    $     31.40    $     36.21
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .20 1          .22 1          .12 1          .20            .56            .45
Net realized and unrealized gain (loss)            .89           2.28           2.41           3.72          (4.99)         (1.21)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  1.09           2.50           2.53           3.92          (4.43)          (.76)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.30)          (.09)          (.12)          (.34)          (.44)          (.75)
Distributions from net realized gain             (4.22)         (2.23)            --             --             --          (3.30)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (4.52)         (2.32)          (.12)          (.34)          (.44)         (4.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     29.27    $     32.70    $     32.52    $     30.11    $     26.53    $     31.40
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.63%          7.98%          8.42%         14.97%        (14.34)%        (2.48)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    24,784    $    28,100    $    30,831    $    30,124    $    24,458    $    46,942
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    26,872    $    29,815    $    30,649    $    27,078    $    28,726    $    45,797
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.37%          0.69%          0.38%          0.74%          1.17%          1.32%
Total expenses                                    1.21%          1.17%          1.16%          1.33%          1.34%          1.17%
Expenses after payments and waivers and
reduction to custodian expenses                   1.21%          1.12%          1.16%          1.23%          1.23%          1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             13%           100%            64%            63%            73%            42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or


                 29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                  30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were decreased by $53,165 and payments of $13,907 were made to retired trustees, resulting in an accumulated liability of $252,948 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not


                  31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At April 30, 2006, the Fund had $2,204 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED APRIL 30, 2006        YEAR ENDED OCTOBER 31, 2005
                                         SHARES           AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                  1,897,547    $  56,179,502        4,917,724     $ 159,915,739
Dividends and/or
distributions reinvested              6,108,776      174,466,642        3,053,572        95,576,808
Redeemed                             (7,666,777)    (224,676,028)     (10,683,874)     (347,557,979)
                                    ----------------------------------------------------------------
Net increase (decrease)                 339,546    $   5,970,116       (2,712,578)    $ (92,065,432)
                                    ================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                    353,191    $  10,035,634          773,625     $  24,343,742
Dividends and/or
distributions reinvested                939,521       25,949,579          576,702        17,549,037
Redeemed                             (1,640,312)     (46,955,318)      (3,462,406)     (109,305,520)
                                    ----------------------------------------------------------------
Net decrease                           (347,600)   $ (10,970,105)      (2,112,079)    $ (67,412,741)
                                    ================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                    252,099    $   7,124,212          523,791     $  16,441,896
Dividends and/or
distributions reinvested                760,830       20,976,097          396,787        12,046,450
Redeemed                             (1,093,047)     (30,943,084)      (1,401,470)      (44,115,332)
                                    ----------------------------------------------------------------
Net decrease                            (80,118)   $  (2,842,775)        (480,892)    $ (15,626,986)
                                    ================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                    100,512    $   2,919,372          221,277     $   7,121,994
Dividends and/or
distributions reinvested                122,955        3,467,323           59,403         1,839,109
Redeemed                               (156,485)      (4,498,577)        (308,571)       (9,928,242)
                                    ----------------------------------------------------------------
Net increase (decrease)                  66,982    $   1,888,118          (27,891)    $    (967,139)
                                    ================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     97,733    $   2,884,593          225,432     $   7,354,369
Dividends and/or
distributions reinvested                133,197        3,813,427           69,881         2,192,161
Redeemed                               (243,678)      (7,167,721)        (383,956)      (12,469,256)
                                    ----------------------------------------------------------------
Net decrease                            (12,748)   $    (469,701)         (88,643)    $  (2,922,726)
                                    ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                          PURCHASES             SALES
        -------------------------------------------------------------
        Investment securities          $147,175,444      $303,486,320


                  33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              -------------------------------------------------
              Up to $1.0 billion of net assets            0.85%
              Next $500 million of net assets             0.80
              Next $500 million of net assets             0.75
              Next $500 million of net assets             0.70
              Next $500 million of net assets             0.65
              Next $500 million of net assets             0.60
              Next $500 million of net assets             0.55
              Over $4.0 billion of net assets             0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2006, the Fund paid $1,932,727 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.


                  34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class C and Class N shares were $7,279,606 and $596,687, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
April 30, 2006            $148,364          $3,673        $213,305          $4,341          $3,285

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price,


                  35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2006 was as follows:

                                                CALL OPTIONS
                                  ---------------------------
                                  NUMBER OF        AMOUNT OF
                                  CONTRACTS         PREMIUMS
-------------------------------------------------------------
Options outstanding as of
October 31, 2005                         --      $        --
Options written                       4,587        1,468,148
Options closed or expired            (3,000)      (1,318,879)
                                  ---------------------------
Options outstanding as of
April 30, 2006                        1,587      $   149,269
                                  ===========================

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of April 30, 2006 is as follows:

                                                  NOTIONAL       ANNUAL
                                                    AMOUNT     INTEREST
                                           RECEIVED BY THE         RATE
                             REFERENCED          FUND UPON      PAID BY        UNREALIZED
COUNTERPARTY            DEBT OBLIGATION       CREDIT EVENT     THE FUND      DEPRECIATION
------------------------------------------------------------------------------------------
Deutsche Bank AG             Static ABS       $125,000,000         3.15%       $2,827,853


                  36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of April 30, 2006 is as follows:

                                               NOTIONAL          ANNUAL
                                                 AMOUNT        INTEREST
                                            PAID BY THE            RATE
                             REFERENCED       FUND UPON        RECEIVED        UNREALIZED
COUNTERPARTY            DEBT OBLIGATION    CREDIT EVENT     BY THE FUND      APPRECIATION
------------------------------------------------------------------------------------------
Deutsche Bank AG             Static ABS     $20,500,000           19.25%       $3,224,256

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2006, the Fund had on loan securities valued at $46,075,024. Collateral of $46,487,876 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment


                  37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                  38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Emmanuel Ferreira and the Manager's value investment team and analysts. Mr. Ferreira has had over 12 years of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other flexible portfolio funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year and ten-year performance were below its peer group average. However its five-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible portfolio funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were higher than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                  41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  42 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND



OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Health Care Providers & Services                                            6.5%
--------------------------------------------------------------------------------
Software                                                                    6.4
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.0
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               5.0
--------------------------------------------------------------------------------
Insurance                                                                   5.0
--------------------------------------------------------------------------------
Machinery                                                                   4.3
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.3
--------------------------------------------------------------------------------
Electric Utilities                                                          4.1
--------------------------------------------------------------------------------
Media                                                                       3.9
--------------------------------------------------------------------------------
Commercial Banks                                                            3.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Synopsys, Inc.                                                              2.1%
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A                                               1.9
--------------------------------------------------------------------------------
Coventry Health Care, Inc.                                                  1.9
--------------------------------------------------------------------------------
CMS Energy Corp.                                                            1.7
--------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                        1.6
--------------------------------------------------------------------------------
Omnicare, Inc.                                                              1.6
--------------------------------------------------------------------------------
AES Corp. (The)                                                             1.6
--------------------------------------------------------------------------------
Compuware Corp.                                                             1.5
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                         1.5
--------------------------------------------------------------------------------
AMETEK, Inc.                                                                1.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                         17.0%
Industrials                                        16.7
Consumer Discretionary                             14.9
Information Technology                             13.4
Health Care                                        10.9
Energy                                              8.0
Utilities                                           6.9
Materials                                           6.6
Consumer Staples                                    4.8
Telecommunication Services                          0.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Trustees has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                  13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                           BEGINNING           ENDING           EXPENSES
                           ACCOUNT             ACCOUNT          PAID DURING
                           VALUE               VALUE            6 MONTHS ENDED
                           (11/1/05)           (4/30/06)        APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00           $1,151.30        $ 6.10
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00            1,019.14          5.72
--------------------------------------------------------------------------------
Class B Actual              1,000.00            1,146.60         10.69
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00            1,014.88         10.04
--------------------------------------------------------------------------------
Class C Actual              1,000.00            1,147.10         10.32
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00            1,015.22          9.69
--------------------------------------------------------------------------------
Class N Actual              1,000.00            1,149.60          8.02
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00            1,017.36          7.53
--------------------------------------------------------------------------------
Class Y Actual              1,000.00            1,154.20          3.64
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00            1,021.42          3.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

 CLASS      EXPENSE RATIOS
--------------------------
Class A           1.14%
--------------------------
Class B           2.00
--------------------------
Class C           1.93
--------------------------
Class N           1.50
--------------------------
Class Y           0.68

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.0%
Boyd Gaming Corp.                                    600,000    $    29,892,000
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                1,200,000         32,328,000
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                     1,500,000         57,135,000
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide,
Inc.                                                 550,000         31,559,000
                                                                ----------------
                                                                    150,914,000

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Toll Brothers, Inc. 1                                725,000         23,308,750
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
ValueVision Media,
Inc., Cl. A 1,2                                    2,500,000         31,250,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Marvel Entertainment,
Inc. 1                                             1,000,000         19,510,000
--------------------------------------------------------------------------------
MEDIA--3.9%
Cablevision Systems
Corp. New York
Group, Cl. A                                       1,650,000         33,445,500
--------------------------------------------------------------------------------
Clear Channel
Outdoor Holdings,
Inc., Cl. A 1                                      1,200,000         28,320,000
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                         1,350,000         27,958,500
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                         1,350,000         26,959,500
                                                                ----------------
                                                                    116,683,500

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Foot Locker, Inc.                                  1,200,000         27,816,000
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Polo Ralph Lauren
Corp.                                                200,000         12,144,000
--------------------------------------------------------------------------------
Quicksilver, Inc. 1                                2,250,000         30,757,500
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                       1,000,000         22,280,000
                                                                ----------------
                                                                     65,181,500

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
Constellation Brands,
Inc., Cl. A 1                                      1,600,000    $    39,520,000
--------------------------------------------------------------------------------
Molson Coors
Brewing Co., Cl. B                                   225,000         16,618,500
                                                                ----------------
                                                                     56,138,500

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Bunge Ltd.                                           700,000         37,345,000
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                2,000,000         45,360,000
                                                                ----------------
                                                                     82,705,000

--------------------------------------------------------------------------------
ENERGY--7.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
Complete Production
Services, Inc. 1                                     386,700         10,220,481
--------------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                      1,300,000         32,461,000
--------------------------------------------------------------------------------
FMC Technologies,
Inc. 1                                               275,000         15,009,500
--------------------------------------------------------------------------------
National Oilwell
Varco, Inc. 1                                        100,000          6,897,000
--------------------------------------------------------------------------------
Pride International,
Inc. 1                                               400,000         13,956,000
--------------------------------------------------------------------------------
Warrior Energy Service
Corp. 1                                               89,500          2,685,000
                                                                ----------------
                                                                     81,228,981

--------------------------------------------------------------------------------
OIL & GAS--5.0%
El Paso Corp.                                      2,200,000         28,402,000
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                               800,000         20,632,000
--------------------------------------------------------------------------------
International Coal
Group, Inc. 1                                      3,000,001         30,900,030
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     500,000         25,090,000
--------------------------------------------------------------------------------
Peabody Energy
Corp.                                                450,000         28,737,000
--------------------------------------------------------------------------------
Range Resources
Corp.                                                650,000         17,244,500
                                                                ---------------
                                                                    151,005,530


                  15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--16.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Cullen/Frost Bankers,
Inc.                                                 300,000    $    17,364,000
--------------------------------------------------------------------------------
Marshall & Ilsley
Corp.                                                825,000         37,719,000
--------------------------------------------------------------------------------
Zions Bancorp                                        525,000         43,590,750
                                                                ----------------
                                                                     98,673,750

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.3%
Affiliated Managers
Group, Inc. 1                                        425,000         43,052,500
--------------------------------------------------------------------------------
Apollo Investment
Corp.                                              1,500,000         28,050,000
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                           200,000         28,502,000
--------------------------------------------------------------------------------
CIT Group, Inc.                                      550,000         29,705,500
                                                                ----------------
                                                                    129,310,000

--------------------------------------------------------------------------------
INSURANCE--5.0%
Everest Re Group
Ltd.                                                 410,000         37,310,000
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                    1,000,000         41,980,000
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                        1,275,000         42,330,000
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                      1,050,000         28,948,500
                                                                ----------------
                                                                    150,568,500

--------------------------------------------------------------------------------
REAL ESTATE--2.2%
BioMed Realty
Trust, Inc.                                        1,050,000         29,064,000
--------------------------------------------------------------------------------
Newcastle Investment
Corp.                                                600,000         13,446,000
--------------------------------------------------------------------------------
NorthStar Realty
Finance Corp. 2                                    2,000,000         22,420,000
                                                                ----------------
                                                                     64,930,000

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.8%
Commercial Capital
Bancorp, Inc.                                        450,000          7,051,500
--------------------------------------------------------------------------------
NewAlliance
Bancshares, Inc.                                   1,350,000         19,494,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
PMI Group, Inc.
(The)                                                625,000    $    28,843,750
                                                                ----------------
                                                                     55,389,250

--------------------------------------------------------------------------------
HEALTH CARE--10.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Invitrogen Corp. 1                                   204,000         13,466,040
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                    800,000         25,176,000
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                     700,000         31,248,000
                                                                ----------------
                                                                     69,890,040

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Fisher Scientific
International, Inc. 1                                550,000         38,802,500
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                              400,000         15,416,000
                                                                ----------------
                                                                     54,218,500

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.5%
Coventry Health
Care, Inc. 1                                       1,150,000         57,120,500
--------------------------------------------------------------------------------
Manor Care, Inc.                                     700,000         30,695,000
--------------------------------------------------------------------------------
Omnicare, Inc.                                       850,000         48,203,500
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                            1,000,000         41,200,000
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                        400,000         16,752,000
                                                                ----------------
                                                                    193,971,000

--------------------------------------------------------------------------------
INDUSTRIALS--16.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Empresa Brasileira de
Aeronautica SA, ADR                                  825,000         32,034,750
--------------------------------------------------------------------------------
Goodrich Corp.                                       800,000         35,600,000
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1                                            1,750,000         27,387,500
                                                                ----------------
                                                                     95,022,250

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Goodman Global,
Inc. 1                                                65,400          1,294,920
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Avery-Dennison
Corp.                                                300,000         18,750,000


                  16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Manpower, Inc.                                       500,000    $    32,575,000
                                                                ----------------
                                                                     51,325,000

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.0%
Foster Wheeler Ltd. 1                                650,000         28,964,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.6%
AMETEK, Inc.                                         925,000         45,574,750
--------------------------------------------------------------------------------
Cooper Industries Ltd.,
Cl. A                                                350,000         32,007,500
                                                                ----------------
                                                                     77,582,250

--------------------------------------------------------------------------------
MACHINERY--4.3%
Actuant Corp., Cl. A                                 600,000         38,370,000
--------------------------------------------------------------------------------
IDEX Corp.                                           350,000         17,780,000
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                  750,000         45,900,000
--------------------------------------------------------------------------------
Regal-Beloit Corp.                                   600,000         27,996,000
                                                                ----------------
                                                                    130,046,000

--------------------------------------------------------------------------------
MARINE--1.8%
Alexander &
Baldwin, Inc.                                        600,000         29,922,000
--------------------------------------------------------------------------------
Double Hull
Tankers, Inc.                                      1,153,700         14,767,360
--------------------------------------------------------------------------------
Horizon Lines, Inc.,
Cl. A                                                800,000         10,952,000
                                                                ----------------
                                                                     55,641,360

--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Hunt (J.B.) Transport
Services, Inc.                                     2,050,000         48,851,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
ADTRAN, Inc.                                         125,000          3,142,500
--------------------------------------------------------------------------------
Juniper Networks,
Inc. 1                                             1,625,000         30,030,000
                                                                ----------------
                                                                     33,172,500

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hutchinson
Technology, Inc. 1                                 1,000,000         23,770,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Agilent Technologies,
Inc. 1                                               800,000         30,736,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Amphenol Corp.,
Cl. A                                                375,000    $    21,675,000
--------------------------------------------------------------------------------
CPI International,
Inc. 1                                                96,500          1,737,000
                                                                ----------------
                                                                     54,148,000

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
ValueClick, Inc. 1                                 1,300,000         21,905,000
--------------------------------------------------------------------------------
IT SERVICES--1.0%
BISYS Group, Inc.
(The) 1                                            2,000,000         31,880,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ATI Technologies,
Inc. 1                                               264,302          4,101,967
--------------------------------------------------------------------------------
Standard Microsystems
Corp. 1                                              500,000         11,650,000
--------------------------------------------------------------------------------
Varian Semiconductor
Equipment
Associates, Inc. 1                                   500,000         16,375,000
                                                                ----------------
                                                                     32,126,967

--------------------------------------------------------------------------------
SOFTWARE--6.4%
Activision, Inc. 1                                 2,550,000         36,184,500
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        400,000         14,880,000
--------------------------------------------------------------------------------
Compuware Corp. 1                                  6,000,000         46,080,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                     3,850,000         31,647,000
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                   2,931,151         63,987,026
                                                                ----------------
                                                                    192,778,526

--------------------------------------------------------------------------------
MATERIALS--6.4%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Celanese Corp.,
Series A                                           1,100,000         24,145,000
--------------------------------------------------------------------------------
Chemtura Corp.                                     3,200,000         39,040,000
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                 1,400,000         21,000,000
                                                                ----------------
                                                                     84,185,000

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.9%
Texas Industries, Inc.                               475,000         26,932,500
--------------------------------------------------------------------------------
METALS & MINING--2.7%
Cleveland-Cliffs, Inc.                               100,000          8,559,000
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   400,000         34,476,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 175,000         10,927,000


                  17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel
Corp.                                                400,000    $    27,400,000
                                                                ----------------
                                                                     81,362,000

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Crown Castle
International Corp. 1                                700,000         23,555,000
--------------------------------------------------------------------------------
UTILITIES--6.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.1%
AES Corp. (The) 1                                  2,800,000         47,516,000
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                 3,850,000         51,282,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   550,000         26,174,500
                                                                ----------------
                                                                    124,972,500

--------------------------------------------------------------------------------
ENERGY TRADERS--1.5%
Mirant Corp. 1                                     1,850,000         45,436,000
--------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Southern Union Co.                                 1,150,000         29,808,000
                                                                ----------------
Total Common Stocks
(Cost $2,497,923,208)                                             2,917,452,074

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
--------------------------------------------------------------------------------
Undivided interest of 8.57% in joint
repurchase agreement (Principal
Amount/Value $912,364,000, with a maturity
value of $912,721,343) with UBS Warburg
LLC, 4.70%, dated 4/28/06, to be
repurchased at $78,179,608 on 5/1/06,
collateralized by Federal National
Mortgage Assn., 5%, 3/1/34, with a value
of $933,734,744 (Cost $78,149,000)           $    78,149,000    $    78,149,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,576,072,208)                                   99.4%     2,995,601,074
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                           0.6         17,359,747
                                             -----------------------------------
NET ASSETS                                             100.0%   $ 3,012,960,821
                                             ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES           GROSS           GROSS           SHARES
                                   OCTOBER 31, 2005       ADDITIONS      REDUCTIONS   APRIL 30, 2006
-----------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.*                2,000,000              --         846,300        1,153,700
Horizon Lines, Inc., Cl. A*               2,500,000              --       1,700,000          800,000
NorthStar Realty Finance Corp.            2,000,000         500,000         500,000        2,000,000
ValueVision Media, Inc., Cl. A            2,000,000         600,000         100,000        2,500,000

                                                              VALUE        DIVIDEND         REALIZED
                                                         SEE NOTE 1          INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.*                            $          --*  $          --    $     751,662
Horizon Lines, Inc., Cl. A*                                      --*             --        3,724,880
NorthStar Realty Finance Corp.                           22,420,000       1,275,000          577,977
ValueVision Media, Inc., Cl. A                           31,250,000              --          (44,164)
                                                      -----------------------------------------------
                                                      $  53,670,000   $   1,275,000    $   5,010,355
                                                      ===============================================

*No longer an affiliate as of April 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2006
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,530,807,003)                                                           $ 2,941,931,074
Affiliated companies (cost $45,265,205)                                                                     53,670,000
                                                                                                       ----------------
                                                                                                         2,995,601,074
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        16,527,414
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            67,609,315
Shares of beneficial interest sold                                                                          25,826,455
Interest and dividends                                                                                       1,095,870
Other                                                                                                          142,190
                                                                                                       ----------------
Total assets                                                                                             3,106,802,318

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                       87,212,732
Shares of beneficial interest redeemed                                                                       5,010,302
Distribution and service plan fees                                                                             590,618
Transfer and shareholder servicing agent fees                                                                  533,026
Shareholder communications                                                                                     229,763
Trustees' compensation                                                                                         154,893
Other                                                                                                          110,163
                                                                                                       ----------------
Total liabilities                                                                                           93,841,497

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 3,012,960,821
                                                                                                       ================

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $       859,559
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               2,494,462,637
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                             (2,626,808)
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               100,736,567
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                          419,528,866
                                                                                                       ----------------
NET ASSETS                                                                                             $ 3,012,960,821
                                                                                                       ================


                  19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,031,792,194 and 56,374,702 shares of beneficial interest outstanding)                                        $36.04
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                 $38.24
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $329,870,196 and 10,091,464 shares
of beneficial interest outstanding)                                                                             $32.69
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $462,788,653 and 14,169,676 shares
of beneficial interest outstanding)                                                                             $32.66
-----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $182,065,079 and 5,141,712 shares
of beneficial interest outstanding)                                                                             $35.41
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $6,444,699 and 178,353 shares of beneficial interest outstanding)                                     $36.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2006
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $29,609)                                   $    11,759,589
Affiliated companies                                                                                         1,275,000
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                     1,574,986
                                                                                                       ----------------
Total investment income                                                                                     14,609,575

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              8,056,636
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                      2,034,631
Class B                                                                                                      1,490,365
Class C                                                                                                      1,852,831
Class N                                                                                                        357,077
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                      1,630,539
Class B                                                                                                        409,766
Class C                                                                                                        427,595
Class N                                                                                                        225,160
Class Y                                                                                                             56
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                        209,530
Class B                                                                                                         79,800
Class C                                                                                                         54,174
Class N                                                                                                          5,491
Class Y                                                                                                              1
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                          86,797
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                      3,072
-----------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                        750
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          220,298
                                                                                                       ----------------
Total expenses                                                                                              17,144,569
Less waivers and reimbursements of expenses                                                                       (586)
                                                                                                       ----------------
Net expenses                                                                                                17,143,983

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                         (2,534,408)

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                                                  104,406,096
   Affiliated companies                                                                                      5,010,355
                                                                                                       ----------------
Net realized gain                                                                                          109,416,451
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                       229,261,983

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   336,144,026
                                                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS                YEAR
                                                                                             ENDED               ENDED
                                                                                    APRIL 30, 2006         OCTOBER 31,
                                                                                       (UNAUDITED)                2005
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $    (2,534,408)    $    (5,529,882)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      109,416,451         134,128,520
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  229,261,983          86,417,734
                                                                                   ------------------------------------
Net increase in net assets resulting from operations                                   336,144,026         215,016,372

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (77,805,352)        (61,107,717)
Class B                                                                                (16,849,244)        (22,765,841)
Class C                                                                                (19,268,298)        (14,629,531)
Class N                                                                                 (6,894,529)         (4,196,588)
Class Y                                                                                   (927,666)                 --

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                585,410,289         681,217,184
Class B                                                                                 33,399,709          54,529,663
Class C                                                                                139,840,777         156,100,810
Class N                                                                                 66,572,829          60,721,673
Class Y                                                                                  6,829,919               1,000

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                       1,046,452,460       1,064,887,025
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  1,966,508,361         901,621,336
                                                                                   ------------------------------------
End of period (including accumulated net investment loss
of $2,626,808 and $92,400, respectively)                                           $ 3,012,960,821     $ 1,966,508,361
                                                                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                              YEAR
                                                  ENDED                                                             ENDED
                                         APRIL 30, 2006                                                          OCT. 31,
CLASS A                                     (UNAUDITED)           2005         2004         2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     33.08    $     30.08    $   26.11    $   19.18   $   19.53    $   21.26
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .01 1         (.04) 1      (.17) 1      (.04)       (.19)        (.23)
Net realized and unrealized gain (loss)            4.82           6.22         5.42         6.97        (.09)        (.47)
                                            -------------------------------------------------------------------------------
Total from investment operations                   4.83           6.18         5.25         6.93        (.28)        (.70)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain              (1.87)         (3.18)       (1.28)          --        (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     36.04    $     33.08    $   30.08    $   26.11   $   19.18    $   19.53
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                15.13%         21.87%       20.90%       36.13%      (1.45)%      (3.02)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 2,031,792    $ 1,298,204    $ 543,999    $ 330,215   $ 222,029    $ 172,395
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 1,669,078    $   893,501    $ 436,617    $ 245,319   $ 231,657    $ 163,007
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                       0.04%         (0.11)%      (0.61)%      (0.12)%     (0.69)%      (1.06)%
Total expenses                                     1.14%          1.23%        1.35%        1.59%       1.68%        1.86%
Expenses after payments and waivers and
reduction to custodian expenses                    1.14%          1.23%        1.35%        1.56%       1.66%        1.86%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              70%           121%         163%         163%        151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                              YEAR
                                                  ENDED                                                             ENDED
                                         APRIL 30, 2006                                                          OCT. 31,
CLASS B                                     (UNAUDITED)           2005         2004         2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     30.29    $     28.01    $   24.59    $   18.20   $   18.65    $   20.47
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.13) 1        (.29) 1      (.37) 1      (.17)       (.18)        (.23)
Net realized and unrealized gain (loss)            4.40           5.75         5.07         6.56        (.20)        (.56)
                                            -------------------------------------------------------------------------------
Total from investment operations                   4.27           5.46         4.70         6.39        (.38)        (.79)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain              (1.87)         (3.18)       (1.28)          --        (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     32.69    $     30.29    $   28.01    $   24.59   $   18.20    $   18.65
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                14.66%         20.82%       19.91%       35.11%      (2.06)%      (3.60)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   329,870    $   272,643    $ 198,971    $ 171,896   $ 129,885    $  95,418
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   301,189    $   243,754    $ 190,251    $ 137,734   $ 134,304    $  88,235
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.81)%        (0.98)%      (1.43)%      (0.85)%     (1.34)%      (1.65)%
Total expenses                                     2.00%          2.09%        2.18%        2.42%       2.34%        2.45%
Expenses after payments and waivers and
reduction to custodian expenses                    2.00%          2.09%        2.18%        2.29%       2.32%        2.45%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              70%           121%         163%         163%        151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                             SIX MONTHS                                                              YEAR
                                                  ENDED                                                             ENDED
                                         APRIL 30, 2006                                                          OCT. 31,
CLASS C                                     (UNAUDITED)           2005         2004         2003        2002         2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     30.25    $     27.97    $   24.55    $   18.17   $   18.62    $   20.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.12) 1        (.27) 1      (.37) 1      (.13)       (.10)        (.19)
Net realized and unrealized gain (loss)            4.40           5.73         5.07         6.51        (.28)        (.60)
                                            -------------------------------------------------------------------------------
Total from investment operations                   4.28           5.46         4.70         6.38        (.38)        (.79)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain              (1.87)         (3.18)       (1.28)          --        (.07)       (1.03)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     32.66    $     30.25    $   27.97    $   24.55   $   18.17    $   18.62
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                14.71%         20.85%       19.95%       35.11%      (2.06)%      (3.61)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   462,789    $   292,689    $ 122,329    $  71,779   $  46,360    $  26,604
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   374,911    $   199,650    $  96,555    $  53,649   $  45,455    $  24,134
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (0.75)%        (0.91)%      (1.42)%      (0.85)%     (1.33)%      (1.64)%
Total expenses                                     1.93%          2.03%        2.16%        2.40%       2.33%        2.45%
Expenses after payments and waivers and
reduction to custodian expenses                    1.93%          2.03%        2.16%        2.30%       2.31%        2.45%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              70%           121%         163%         163%        151%         162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                              YEAR
                                                  ENDED                                                             ENDED
                                         APRIL 30, 2006                                                          OCT. 31,
CLASS N                                     (UNAUDITED)           2005         2004         2003        2002       2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     32.58    $     29.77    $   25.98    $   19.13   $   19.51    $   19.58
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.06) 2        (.14) 2      (.26) 2      (.11)       (.27)        (.04)
Net realized and unrealized gain (loss)            4.76           6.13         5.33         6.96        (.04)        (.03)
                                            -------------------------------------------------------------------------------
Total from investment operations                   4.70           5.99         5.07         6.85        (.31)        (.07)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain              (1.87)         (3.18)       (1.28)          --        (.07)          --
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $     35.41    $     32.58    $   29.77    $   25.98   $   19.13    $   19.51
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                14.96%         21.42%       20.29%       35.81%      (1.61)%      (0.36)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   182,065    $   102,971    $  36,322    $  11,216   $   4,558    $     409
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   144,513    $    68,779    $  21,951    $   6,722   $   2,882    $     106
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                               (0.33)%        (0.44)%      (0.93)%      (0.36)%     (0.78)%      (1.14)%
Total expenses                                     1.50%          1.57%        1.70%        2.01%       1.82%        2.01%
Expenses after payments and waivers and
reduction to custodian expenses                    1.50%          1.57%        1.66%        1.80%       1.80%        2.01%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              70%           121%         163%         163%        151%         162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                                                                                        SIX MONTHS              PERIOD
                                                                                             ENDED               ENDED
                                                                                    APRIL 30, 2006            OCT. 31,
CLASS Y                                                                                (UNAUDITED)              2005 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $         33.08     $         33.38
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                                                 .06                  -- 3
Net realized and unrealized gain (loss)                                                       4.86                (.30)
                                                                                   --------------------------------------
Total from investment operations                                                              4.92                (.30)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                         (1.87)                 --
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                     $         36.13     $         33.08
                                                                                   ======================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                           15.42%              (0.90)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                           $         6,445     $             1
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $         5,133     $             1
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                                  0.34%              (0.32)%
Total expenses                                                                                0.68%               0.90% 6
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                         70%                121%

1. For the period from October 24, 2005 (inception of offering) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Small- & Mid- Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments


                  28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                  29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2006, the Fund's projected benefit obligations were increased by $80,681 and payments of $4,934 were made to retired trustees, resulting in an accumulated liability of $161,757 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                  30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $6,882 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED APRIL 30, 2006    YEAR ENDED OCTOBER 31, 2005 1
                                          SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                  21,649,429   $ 744,229,908       26,126,619   $ 843,808,397
Dividends and/or
distributions reinvested               2,094,811      68,919,301        1,967,502      57,903,518
Redeemed                              (6,618,459)   (227,738,920) 2    (6,928,846)   (220,494,731) 3
                                      --------------------------------------------------------------
Net increase                          17,125,781   $ 585,410,289       21,165,275   $ 681,217,184
                                      ==============================================================


                  31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                 SIX MONTHS ENDED APRIL 30, 2006    YEAR ENDED OCTOBER 31, 2005 1
                                          SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
CLASS B
Sold                                   1,955,377   $  61,214,331        3,465,166   $ 102,291,118
Dividends and/or
distributions reinvested                 505,805      15,143,815          780,877      21,200,799
Redeemed                              (1,371,703)    (42,958,437) 2    (2,347,347)    (68,962,254) 3
                                      --------------------------------------------------------------
Net increase                           1,089,479   $  33,399,709        1,898,696   $  54,529,663
                                      ==============================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                   5,035,562   $ 157,432,877        6,056,884   $ 179,229,772
Dividends and/or
distributions reinvested                 473,830      14,172,250          473,750      12,843,349
Redeemed                              (1,014,438)    (31,764,350) 2    (1,229,743)    (35,972,311) 3
                                      --------------------------------------------------------------
Net increase                           4,494,954   $ 139,840,777        5,300,891   $ 156,100,810
                                      ==============================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                   2,567,512   $  86,714,203        2,445,507   $  77,193,747
Dividends and/or
distributions reinvested                 184,925       5,986,033          130,920       3,807,139
Redeemed                                (771,128)    (26,127,407) 2      (636,113)    (20,279,213) 3
                                      --------------------------------------------------------------
Net increase                           1,981,309   $  66,572,829        1,940,314   $  60,721,673
                                      ==============================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     532,568   $  18,602,122           29.958   $       1,000
Dividends and/or
distributions reinvested                  28,178         927,610               --              --
Redeemed                                (382,423)    (12,699,813) 2            --              --
                                      --------------------------------------------------------------
Net increase                             178,323   $   6,829,919           29.958   $       1,000
                                      ==============================================================

1. For the year ended October 31, 2005, for Class A, Class B, Class C and Class N shares and for the period from October 24, 2005 (inception of offering) to October 31, 2005, for Class Y shares.

2. Net of redemption fees of $10,119, $1,826, $2,273, $876 and $31 for Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $36,403, $9,931, $8,134 and $2,802 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2006, were as follows:

                                           PURCHASES            SALES
         ------------------------------------------------------------
         Investment securities        $2,314,919,993   $1,692,518,479

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                  32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

                 FEE SCHEDULE NOV. 1, 2005 TO DEC. 31, 2006
                 -------------------------------------------
                 Up to $400 million of net assets      0.80%
                 Next $400 million of net assets       0.75
                 Over $800 million of net assets       0.60


                 FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
                 -------------------------------------------
                 Up to $400 million of net assets      0.80%
                 Next $400 million of net assets       0.75
                 Next $1.2 billion of net assets       0.60
                 Over $2.0 billion of net assets       0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2006, the Fund paid $2,542,757 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $2,983,262, $5,013,312 and $1,045,623, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as


                  33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                  CLASS A           CLASS B          CLASS C           CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2006                 $924,360            $2,532          $204,315          $40,578           $49,755

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2006, OFS waived $586 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds, including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment


                  34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                  35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an


                  37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and John Damian and the Manager's value investment team and analysts. Messrs. Leavy and Damian have had over 13 and 8 years, respectively, of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small cap value funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and three-year performance were better than its peer group average. However its five-year and ten-year performance were slightly below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were all lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                  38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund's breakpoints are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that declines on additional assets as the Fund grows: 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million, 0.60% of the next $1.2 billion and 0.58% of average annual net assets in excess of $2 billion.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

   o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

   o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

   o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

   o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

   The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:      /s/ JOHN V. MURPHY
         ------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ JOHN V. MURPHY
         ------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2006

By:      /s/  BRIAN W. WIXTED
         --------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    June 15, 2006